Fair Value Measurements Using Significant Unobservable Inputs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Fair value measurements for assets using significant unobservable inputs
Beginning Balance	$ 338		$ 561
Transfers into Level 3	157
Transfers out of Level 3	(144)
Total gains or (losses) included in earnings (or changes in net assets)	30		(27)
Purchases	4
Total realized/unrealized gains/(losses) recorded in Comprehensive income
Issuances	1
Purchases, issuances and settlements, net			(9)
Sales	(15)
Transfers in/(out) of Level 3			(187)	[1]
Settlements	(6)
Ending Balance	365		338
The amount of total gains or (losses) included in earnings (or changes in net assets) attributable to the changes in unrealized gains or losses	19
Change in unrealized gains and (losses) related to instruments held at the end of the period			31
Fair value measurements for liabilities using significant unobservable inputs
Beginning Balance	179		95
Transfers into Level 3	77
Transfers out of Level 3	(9)
Total (gains) or losses included in earnings (or changes in net liabilities)	86		56
Total realized/unrealized gains/(losses) recorded in Comprehensive income
Settlements	(19)
Purchases, issuances and settlements, net			30
Transfers in/(out) of Level 3			(2)
Ending Balance	314		179
Change in unrealized gains and (losses) related to instruments held at the end of the period			122
The amount of total (gains) or losses included in earnings (or changes in net assets) attributable to the changes in unrealized gains or losses	142
Available-for-sale
Fair value measurements for assets using significant unobservable inputs
Beginning Balance			56
Total gains or (losses) included in earnings (or changes in net assets)			3	[2]
Total realized/unrealized gains/(losses) recorded in Comprehensive income				[2]
Purchases, issuances and settlements, net			8
Transfers in/(out) of Level 3			1
Ending Balance			68
Change in unrealized gains and (losses) related to instruments held at the end of the period			3
Available-for-sale | State And Political Subdivisions
Fair value measurements for assets using significant unobservable inputs
Beginning Balance	10
Transfers into Level 3	35
Total gains or (losses) included in earnings (or changes in net assets)			1
Total realized/unrealized gains/(losses) recorded in Comprehensive income
Transfers in/(out) of Level 3			9
Ending Balance	45		10
Change in unrealized gains and (losses) related to instruments held at the end of the period			1
Available-for-sale | Other Debt Securities
Fair value measurements for assets using significant unobservable inputs
Beginning Balance	58		50
Transfers out of Level 3	(55)
Total gains or (losses) included in earnings (or changes in net assets)			2
Total realized/unrealized gains/(losses) recorded in Comprehensive income
Purchases, issuances and settlements, net			8
Transfers in/(out) of Level 3			(2)
Ending Balance	3		58
Change in unrealized gains and (losses) related to instruments held at the end of the period			2
Available-for-sale | Asset-Backed CLOs
Fair value measurements for assets using significant unobservable inputs
Beginning Balance			6
Total realized/unrealized gains/(losses) recorded in Comprehensive income
Transfers in/(out) of Level 3			(6)
Trading Assets
Fair value measurements for assets using significant unobservable inputs
Beginning Balance			316
Total gains or (losses) included in earnings (or changes in net assets)			(45)
Total realized/unrealized gains/(losses) recorded in Comprehensive income
Purchases, issuances and settlements, net			5
Transfers in/(out) of Level 3			(125)
Ending Balance			151
Change in unrealized gains and (losses) related to instruments held at the end of the period			28
Trading Assets | Debt and equity instruments
Fair value measurements for assets using significant unobservable inputs
Beginning Balance	32		170
Transfers into Level 3	25
Total gains or (losses) included in earnings (or changes in net assets)	6	[3]	(1)	[3]
Total realized/unrealized gains/(losses) recorded in Comprehensive income
Purchases, issuances and settlements, net			3
Transfers in/(out) of Level 3			(140)
Ending Balance	63		32
The amount of total gains or (losses) included in earnings (or changes in net assets) attributable to the changes in unrealized gains or losses	4
Trading Assets | Derivative assets
Fair value measurements for assets using significant unobservable inputs
Beginning Balance	119		146
Transfers into Level 3	48
Transfers out of Level 3	(84)
Total gains or (losses) included in earnings (or changes in net assets)	15	[3]	(44)	[3]
Total realized/unrealized gains/(losses) recorded in Comprehensive income
Purchases, issuances and settlements, net			2
Transfers in/(out) of Level 3			15
Settlements	(1)
Ending Balance	97		119
The amount of total gains or (losses) included in earnings (or changes in net assets) attributable to the changes in unrealized gains or losses	15
Change in unrealized gains and (losses) related to instruments held at the end of the period			28
Trading Assets | Interest Rate Contract
Fair value measurements for assets using significant unobservable inputs
Beginning Balance			121
Total gains or (losses) included in earnings (or changes in net assets)			(19)
Total realized/unrealized gains/(losses) recorded in Comprehensive income
Purchases, issuances and settlements, net			2
Transfers in/(out) of Level 3			15
Ending Balance			119
Change in unrealized gains and (losses) related to instruments held at the end of the period			28
Trading Assets | Equity Contract
Fair value measurements for assets using significant unobservable inputs
Beginning Balance			25
Total gains or (losses) included in earnings (or changes in net assets)			(25)
Total realized/unrealized gains/(losses) recorded in Comprehensive income
Loans
Fair value measurements for assets using significant unobservable inputs
Beginning Balance	6		25
Transfers out of Level 3	(2)
Total gains or (losses) included in earnings (or changes in net assets)			2
Total realized/unrealized gains/(losses) recorded in Comprehensive income
Issuances	1
Purchases, issuances and settlements, net			(18)
Transfers in/(out) of Level 3			(3)
Settlements	(5)
Ending Balance			6
Other Assets
Fair value measurements for assets using significant unobservable inputs
Beginning Balance	113		164
Transfers into Level 3	49
Transfers out of Level 3	(3)
Total gains or (losses) included in earnings (or changes in net assets)	9	[4]	13	[4]
Purchases	4
Total realized/unrealized gains/(losses) recorded in Comprehensive income
Purchases, issuances and settlements, net			(4)
Sales	(15)
Transfers in/(out) of Level 3			(60)
Ending Balance	157		113
Trading Liabilities
Fair value measurements for liabilities using significant unobservable inputs
Beginning Balance			92
Total (gains) or losses included in earnings (or changes in net liabilities)			57
Total realized/unrealized gains/(losses) recorded in Comprehensive income
Purchases, issuances and settlements, net			30
Transfers in/(out) of Level 3			(2)
Ending Balance			177
Change in unrealized gains and (losses) related to instruments held at the end of the period			122
Trading Liabilities | Debt and equity instruments
Fair value measurements for liabilities using significant unobservable inputs
Beginning Balance	6
Total realized/unrealized gains/(losses) recorded in Comprehensive income
Settlements	(6)
Purchases, issuances and settlements, net			6
Ending Balance			6
Trading Liabilities | Derivative liabilities
Fair value measurements for liabilities using significant unobservable inputs
Beginning Balance	171		92
Transfers into Level 3	77
Transfers out of Level 3	(9)
Total (gains) or losses included in earnings (or changes in net liabilities)	88	[3]	57	[3]
Total realized/unrealized gains/(losses) recorded in Comprehensive income
Settlements	(13)
Purchases, issuances and settlements, net			24
Transfers in/(out) of Level 3			(2)
Ending Balance	314		171
Change in unrealized gains and (losses) related to instruments held at the end of the period			122
The amount of total (gains) or losses included in earnings (or changes in net assets) attributable to the changes in unrealized gains or losses	142
Trading Liabilities | Interest Rate Contract
Fair value measurements for liabilities using significant unobservable inputs
Beginning Balance			54
Total (gains) or losses included in earnings (or changes in net liabilities)			88
Total realized/unrealized gains/(losses) recorded in Comprehensive income
Purchases, issuances and settlements, net			9
Transfers in/(out) of Level 3			(2)
Ending Balance			149
Change in unrealized gains and (losses) related to instruments held at the end of the period			122
Trading Liabilities | Equity Contract
Fair value measurements for liabilities using significant unobservable inputs
Beginning Balance			38
Total (gains) or losses included in earnings (or changes in net liabilities)			(31)
Total realized/unrealized gains/(losses) recorded in Comprehensive income
Purchases, issuances and settlements, net			15
Ending Balance			22
Other Liabilities
Fair value measurements for liabilities using significant unobservable inputs
Beginning Balance	2		3
Total (gains) or losses included in earnings (or changes in net liabilities)	(2)	[5]	(1)	[4]
Total realized/unrealized gains/(losses) recorded in Comprehensive income
Ending Balance			$ 2

[1]	Primarily relates to investments consolidated in accordance with ASC 810.
[2]	Realized gains (losses) are reported in securities gains (losses). Unrealized gains (losses) are reported in accumulated other comprehensive loss except for other than temporary impairment losses which are recorded in securities gains (losses).
[3]	Reported in foreign exchange and other trading revenue.
[4]	Reported in foreign exchange and other trading revenue, except for derivatives in designated hedging relationships which are recorded in interest revenue and interest expense.
[5]	Reported in other revenue.